SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-67004)

  UNDER THE SECURITIES ACT OF 1933           [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 41             [X]

and

REGISTRATION STATEMENT (No. 811-3010)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 41                            [X]

Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

( ) immediately upon filing pursuant to paragraph (b).
( ) on (                               ) pursuant to paragraph (b).
( ) 60 days after filing pursuant to paragraph (a)(1).
(X) on (September 29, 1999) pursuant to paragraph (a)(1) of Rule 485.
( ) 75 days after filing pursuant to paragraph (a)(2).
( ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY ADVISOR
FOCUS FUNDSSM

CLASS A, CLASS T, CLASS B, AND CLASS C

FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND

PROSPECTUS

SEPTEMBER 29, 1999

(fidelity_logo_graphic)(registered)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             4   INVESTMENT SUMMARY

                         7   PERFORMANCE

                         12  FEE TABLE

FUND BASICS              19  INVESTMENT DETAILS

                         22  VALUING SHARES

SHAREHOLDER INFORMATION  23  BUYING AND SELLING SHARES

                         30  EXCHANGING SHARES

                         30  ACCOUNT FEATURES AND POLICIES

                         34  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         34  TAX CONSEQUENCES

FUND SERVICES            34  FUND MANAGEMENT

                         36  FUND DISTRIBUTION

APPENDIX                 40  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR CONSUMER INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the consumer industries sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSUMER INDUSTRY CONCENTRATION. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR CYCLICAL INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the cyclical industries sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CYCLICAL INDUSTRY CONCENTRATION. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR FINANCIAL SERVICES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies providing financial services to consumers and industry.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the financial services sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES INDUSTRY CONCENTRATION. The financial services industries are subject to extensive government regulation and relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR HEALTH CARE FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the health care sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HEALTH CARE INDUSTRY CONCENTRATION. The health care industries are subject to government regulation and approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in securities of companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the natural resources sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL RESOURCES INDUSTRY CONCENTRATION. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR TECHNOLOGY FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the technology sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR UTILITIES GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the utilities sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) UTILITIES INDUSTRY CONCENTRATION. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year as represented by the performance of Class T, and compares each fund's performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

ADVISOR CONSUMER INDUSTRIES -
CLASS T

Calendar Years                 1997  1998

                               %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR CONSUMER INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR CONSUMER INDUSTRIES WAS __%.

ADVISOR CYCLICAL INDUSTRIES -
CLASS T

Calendar Years                 1997  1998

                               %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR CYCLICAL INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR CYCLICAL INDUSTRIES WAS __%.

ADVISOR FINANCIAL SERVICES -
CLASS T

Calendar Years                1997  1998

                              %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR FINANCIAL SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR FINANCIAL SERVICES WAS __%.

ADVISOR HEALTH CARE - CLASS T

Calendar Years                 1997  1998

                               %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR HEALTH CARE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
__________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR HEALTH CARE WAS __%.

ADVISOR NATURAL RESOURCES -
CLASS T

Calendar Years               1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                             %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR NATURAL RESOURCES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 19__).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR NATURAL RESOURCES WAS __%.

ADVISOR TECHNOLOGY - CLASS T

Calendar Years                1997  1998

                              %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
TECHNOLOGY, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR TECHNOLOGY WAS __%.

ADVISOR UTILITIES GROWTH -
CLASS T

Calendar Years                                              1997  1998

                                                            %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR UTILITIES GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
__________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR CLASS T OF ADVISOR UTILITIES GROWTH WAS __%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).

For the periods ended            Past 1 year  Past 5 years  Past 10 years/Life of classA
December 31, 1998

Advisor Consumer Industries -     %            %             %B
Class A

Advisor Consumer Industries -     %            %             %B
Class T

Advisor Consumer Industries -     %            %             %C
Class B

Advisor Consumer Industries -     %            %             %C
Class C

S&P 500                           %            %             %

Goldman Sachs Consumer            %            %             %
Industries Index

Advisor Cyclical Industries       %            %             %B
-Class A

Advisor Cyclical Industries       %            %             %B
-Class T

Advisor Cyclical Industries       %            %             %C
-Class B

Advisor Cyclical Industries       %            %             %C
-Class C

S&P 500                           %            %             %

Goldman Sachs Cyclical            %            %             %
Industries Index

Advisor Financial Services -      %            %             %B
Class A

Advisor Financial Services -      %            %             %B
Class T

Advisor Financial Services -      %            %             %C
Class B

Advisor Financial Services -      %            %             %C
Class C

S&P 500                           %            %             %

Goldman Sachs Financial           %            %             %
Services Index

Advisor Health Care - Class A     %            %             %B

Advisor Health Care - Class T     %            %             %B

Advisor Health Care - Class B     %            %             %C

Advisor Health Care - Class C     %            %             %C

S&P 500                           %            %             %

Goldman Sachs Health Care Index   %            %             %

Advisor Natural Resources -       %            %             %B
Class A

Advisor Natural Resources -       %            %             %
Class T

Advisor Natural Resources -       %            %             %D
Class B

Advisor Natural Resources -       %            %             %C
Class C

S&P 500                           %            %             %

Goldman Sachs Natural             %            %             %
Resources Index

Advisor Technology - Class A      %            %             %B

Advisor Technology - Class T      %            %             %B

Advisor Technology - Class B      %            %             %C

Advisor Technology - Class C      %            %             %C

S&P 500                           %            %             %

Goldman Sachs Technology Index    %            %             %

Advisor Utilities Growth -        %            %             %B
Class A

Advisor Utilities Growth -        %            %             %B
Class T

Advisor Utilities Growth -        %            %             %C
Class B

Advisor Utilities Growth -        %            %             %C
Class C

S&P 500                           %            %             %

Goldman Sachs Utilities Index     %            %             %


 A BEGINNING JANUARY 1 OF THE CALENDAR YEAR FOLLOWING THE CLASS'S
COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1997

C FROM JANUARY 1, 1998

D FROM JANUARY 1, 1996
[If FMR had not reimbursed certain class expenses during these periods, [Class A's][,/and][Class T's][,/and][Class B's][and][Class C's] returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B and Class C shares of a fund. [The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees.] [The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements [or reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                               Class A    Class T    Class B    Class C

Maximum sales charge (load)    5.75%A     3.50%B     None       None
on purchases (as a % of
offering price)

Maximum CDSC (as a % of the    NoneC      NoneC      5.00%D     1.00%E
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on         None       None       None       None
reinvested distributions

Redemption fee  on shares      1.00%      1.00%      1.00%      1.00%
held less than less than 60
days (as a % of amount
redeemed)

A LOWER FRONT-END SALES CHARGES FOR CLASS A MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.

B LOWER FRONT-END SALES CHARGES FOR CLASS T MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.

C A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.

D DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

E ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                           Class A    Class T    Class B    Class C

ADVISOR CONSUMER INDUSTRIES  Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA

ADVISOR CYCLICAL INDUSTRIES  Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA

ADVISOR FINANCIAL SERVICES   Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA

ADVISOR HEALTH CARE          Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA

ADVISOR NATURAL RESOURCES    Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA

ADVISOR TECHNOLOGY           Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA

ADVISOR UTILITIES GROWTH     Management fee                %          %          %          %

                             Distribution and Service      0.25%      0.50%      1.00%      1.00%
                             (12b-1) fee (including 0.25%
                             Service fee only for Class B
                             and Class C)

                             Other expenses                %          %          %          %

                             Total annual class operating  %          %          %          %
                             expensesA


A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                        Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date

Advisor Consumer
Industries              1.50%    12/1/98         1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

Advisor Cyclical
Industries              1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

Advisor Financial
Services                1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

Advisor Health Care     1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

Advisor Natural
Resources               1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

Advisor Technology      1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

Advisor Utilities
Growth                  1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98


THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses [, after reimbursement,] would have been:]

                             Class A  Class T  Class B  Class C

Advisor Consumer Industries   %        %        %        %

Advisor Cyclical Industries   %        %        %        %

Advisor Financial Services    %        %        %        %

Advisor Health Care            %       %        %        %

Advisor Natural Resources     %        %        %        %

Advisor Technology            %        %        %        %

Advisor Utilities Growth      %        %        %        %

Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                                  Class A                       Class T                       Class B

                                  Account open  Account closed  Account open  Account closed  Account open  Account closed

ADVISOR CONSUMER
INDUSTRIES              1 year    $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A

ADVISOR CYCLICAL
INDUSTRIES              1 year    $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A

ADVISOR FINANCIAL
SERVICES                1 year    $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A

ADVISOR HEALTH CARE     1 year    $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A

ADVISOR NATURAL
RESOURCES               1 year    $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A

ADVISOR TECHNOLOGY      1 year    $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A

ADVISOR UTILITIES GROWTH 1 year   $             $               $             $               $             $

                        3 years   $             $               $             $               $             $

                        5 years   $             $               $             $               $             $

                        10 years  $             $               $             $               $A            $A



                             Class C

                             Account open  Account closed

ADVISOR CONSUMER INDUSTRIES  $             $

                             $             $

                             $             $

                             $             $

ADVISOR CYCLICAL INDUSTRIES  $             $

                             $             $

                             $             $

                             $             $

ADVISOR FINANCIAL SERVICES   $             $

                             $             $

                             $             $

                             $             $

ADVISOR HEALTH CARE          $             $

                             $             $

                             $             $

                             $             $

ADVISOR NATURAL RESOURCES    $             $

                             $             $

                             $             $

                             $             $

ADVISOR TECHNOLOGY           $             $

                             $             $

                             $             $

                             $             $

ADVISOR UTILITIES GROWTH     $             $

                             $             $

                             $             $

                             $             $


A REFLECTS CONVERSION TO CLASS A SHARES AFTER SEVEN YEARS.

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR CONSUMER INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the consumer industries sector. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). They may also include companies that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR CYCLICAL INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the cyclical industries sector. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR FINANCIAL SERVICES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies providing financial services to consumers and industry.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the financial services sector. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR HEALTH CARE FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the health care sector. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the natural resources sector. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR TECHNOLOGY FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the technology sector. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR UTILITIES GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the utilities sector. These companies may include, for example, companies that manufacture, produce, generate, transmit or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these events will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular market sector, each fund's performance is expected to be closely tied to economic and market conditions within that sector and to be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

INDUSTRY CONCENTRATION. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a market sector, and the securities of companies in that sector could react similarly to these or other developments.

The CONSUMER industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The CYCLICAL industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The FINANCIAL SERVICES industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial service industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

The HEALTH CARE industries are subject to government regulation and approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete.

The NATURAL RESOURCES industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The TECHNOLOGY industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The UTILITIES industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

ISSUER SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets or financial resources.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
ADVISOR CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

ADVISOR CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

ADVISOR FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.

ADVISOR HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

ADVISOR NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

ADVISOR TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

ADVISOR UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

EACH OF ADVISOR CONSUMER INDUSTRIES, ADVISOR CYCLICAL INDUSTRIES,
ADVISOR FINANCIAL SERVICES, ADVISOR HEALTH CARE, ADVISOR TECHNOLOGY AND ADVISOR UTILITIES GROWTH seeks capital appreciation.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of each class of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B and Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                 $2,500
For certain Fidelity Advisor retirement accountsA  $500
Through regular investment plansB                  $100
TO ADD TO AN ACCOUNT                               $100
MINIMUM BALANCE                                    $1,000
For certain Fidelity Advisor retirement accountsA  None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

B AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN (AS DEFINED IN THE EMPLOYEE RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT

P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.

SELLING SHARES

The price to sell one share of each class is the class's NAV, minus the redemption fee (short-term trading fee), if applicable, and any applicable CDSC.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 60 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Any applicable contingent deferred sales charge is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable, and any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, Class
                             B, and Class C account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity
Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity
Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity
Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Although there is no limit on the number of exchanges you may make between the Advisor Focus funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of an Advisor Focus fund to another Advisor fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM    MINIMUM                   FREQUENCY                    PROCEDURES
INITIAL    ADDITIONAL

                                     Monthly, bimonthly,          (small solid bullet) To set
$100       $100                      quarterly, or semi-annually  up for a new account,
                                                                  complete the appropriate
                                                                  section on the application.

                                                                  (small solid bullet) To set
                                                                  up for existing accounts,
                                                                  call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" for an
                                                                  application.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 10 business days
                                                                  prior to your next scheduled
                                                                  investment date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF A FIDELITY
ADVISOR FUND.

MINIMUM      MINIMUM                                              PROCEDURES
INITIAL      ADDITIONAL

Not          Not                                                  (small solid bullet) To set
Applicable   Applicable                                           up for a new or existing
                                                                  account, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information" for
                                                                  the appropriate enrollment
                                                                  form.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information."

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, CLASS B, OR
CLASS C OF A FIDELITY
ADVISOR FUND OR FROM CLASS
A, CLASS T, CLASS B, OR
CLASS C OF A FIDELITY
ADVISOR FUND TO THE SAME
CLASS OF ANOTHER FIDELITY
ADVISOR FUND.

MINIMUM                              FREQUENCY                    PROCEDURES

$100                                 Monthly, quarterly,          (small solid bullet) To set
                                     semi-annually, or annually   up, call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" after both
                                                                  accounts are opened.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 2 business days
                                                                  prior to your next scheduled
                                                                  exchange date.

                                                                  (small solid bullet) The
                                                                  account from which the
                                                                  exchanges are to be
                                                                  processed must have a
                                                                  minimum balance of $10,000.
                                                                  The account into which the
                                                                  exchange is being processed
                                                                  must have a minimum balance
                                                                  of $1,000.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, CLASS
B, OR CLASS C ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.


MINIMUM      MAXIMUM                 FREQUENCY                    PROCEDURES
$100         $50,000                 Class A and Class T:         (small solid bullet) Accounts
                                     Monthly, quarterly, or       with a value of $10,000 or
                                     semi-annually                more in Class A, Class T,
                                                                  Class B, or Class C shares
                                                                  are eligible for this program.

                                     Class B and Class C:         (small solid bullet) To set
                                     Monthly or quarterly         up, call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" for instructions.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 10 business days
                                                                  prior to your next scheduled
                                                                  withdrawal date.

                                                                  (small solid bullet)
                                                                  Aggregate redemptions per
                                                                  12-month period from your
                                                                  Class B or Class C account
                                                                  may not exceed 10% of the
                                                                  account value and are not
                                                                  subject to a CDSC; and you
                                                                  may set your withdrawal
                                                                  amount as a percentage of
                                                                  the value of your account or
                                                                  a fixed dollar amount.

                                                                  (small solid bullet) Because
                                                                  of Class A's and Class T's
                                                                  front-end sales charge, you
                                                                  may not want to set up a
                                                                  systematic withdrawal plan
                                                                  during a period when you are
                                                                  buying Class A or Class T
                                                                  shares on a regular basis.



OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, and any applicable CDSC, on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 25, 1999, FMR had approximately $522 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Ramin Arani is an analyst and manager of Advisor Health Care, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.

Robert Ewing is manager of Advisor Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993.

Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.

Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

Michael Tempero is manager of Advisor Technology, which he has managed since July 1998. He also manages another Fidelity fund. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago.

From time to time a manager, analyst or other Fidelity employee may express views regarding a particular company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 1999, the group fee rate was __% for each fund. The individual fund fee rate is 0.30% for each fund.
The total management fee for the fiscal year ended July 31, 1999, [after reimbursement,] of each fund's average net assets is shown in the table below.

                             Total Management Fee

Advisor Consumer Industries   %

Advisor Cyclical Industries   %

Advisor Financial Services    %

Advisor Health Care           %

Advisor Natural Resources     %

Advisor Technology            %

Advisor Utilities Growth      %

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

[As of July 31, 1999, approximately __% and __% of __________ total outstanding shares, respectively, were held by __________.]

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

                           Sales Charge

                           As a % of offering price  As an approximate % of net  Investment  professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               5.75%                     6.10%                       5.00%

$50,000 to $99,999          4.50%                     4.71%                       3.75%

$100,000 to $249,999        3.50%                     3.63%                       2.75%

$250,000 to $499,999        2.50%                     2.56%                       2.00%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999    1.00%                    1.01%                       0.75%

$25,000,000 or more         None*                     None*                       *


SALES CHARGES AND CONCESSIONS - CLASS T

                      Sales Charge

                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          3.50%                     3.63%                       3.00%

$50,000 to $99,999     3.00%                     3.09%                       2.50%

$100,000 to $249,999   2.50%                     2.56%                       2.00%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE P-25.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the statement of additional information (SAI).

COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

CLASS B

From Date of Purchase            Contingent Deferred Sales
                                 Charge

Less than 1 year                  5%

1 year to less than 2 years       4%

2 years to less than 3 years      3%

3 years to less than 4 years      3%

4 years to less than 5 years      2%

5 years to less than 6 years      1%

6 years to less than 7 years A    0%

A AFTER SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO
CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program; or

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code); or

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify
Fidelity in advance of your redemption.

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

CONVERSION FEATURE. After seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of each fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class A's 12b-1 fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of Advisor Natural Resources may pay FDC a 12b-1 fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Utilities Growth may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T's 12b-1 fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C.

To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each class's financial history for the past five years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by _____________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3010

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.
Fidelity Advisor Focus Funds is a service mark of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

1.704309.102 AFOC-pro-0999

Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY ADVISOR

FOCUS FUNDSSM

INSTITUTIONAL CLASS

FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND

PROSPECTUS

SEPTEMBER 29, 1999

(fidelity_logo_graphic)(registered)
 82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         6   PERFORMANCE

                         10  FEE TABLE

FUND BASICS              14  INVESTMENT DETAILS

                         17  VALUING SHARES

SHAREHOLDER INFORMATION  17  BUYING AND SELLING SHARES

                         24  EXCHANGING SHARES

                         25  ACCOUNT FEATURES AND POLICIES

                         27  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         27  TAX CONSEQUENCES

FUND SERVICES            27  FUND MANAGEMENT

                         28  FUND DISTRIBUTION

APPENDIX                 28  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR CONSUMER INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the consumer industries sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CONSUMER INDUSTRY CONCENTRATION. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR CYCLICAL INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the cyclical industries sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) CYCLICAL INDUSTRY CONCENTRATION. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR FINANCIAL SERVICES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies providing financial services to consumers and industry.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the financial services sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES INDUSTRY CONCENTRATION. The financial services industries are subject to extensive government regulation and relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR HEALTH CARE FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the health care sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) HEALTH CARE INDUSTRY CONCENTRATION. The health care industries are subject to government regulation and approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks and in certain precious metals.

(small solid bullet) Investing primarily in securities of companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the natural resources sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) NATURAL RESOURCES INDUSTRY CONCENTRATION. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR TECHNOLOGY FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the technology sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR UTILITIES GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Investing primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the utilities sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) UTILITIES INDUSTRY CONCENTRATION. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year and compares each fund's performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

ADVISOR CONSUMER INDUSTRIES -
INSTITUTIONAL CLASS

Calendar Years                 1997  1998

                               %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR CONSUMER INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR CONSUMER INDUSTRIES WAS __%.

ADVISOR CYCLICAL INDUSTRIES -
INSTITUTIONAL CLASS

Calendar Years                 1997  1998
                               %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR CYCLICAL INDUSTRIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR CYCLICAL INDUSTRIES WAS __%.

ADVISOR FINANCIAL SERVICES -
INSTITUTIONAL CLASS

Calendar Years                1997  1998

                              %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR FINANCIAL SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR FINANCIAL SERVICES WAS __%.

ADVISOR HEALTH CARE -

INSTITUTIONAL CLASS

Calendar Years                                         1997  1998

                                                       %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR HEALTH CARE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR HEALTH CARE WAS __%.

ADVISOR NATURAL RESOURCES -
INSTITUTIONAL CLASS

Calendar Years               1996  1997  1998

                             %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR NATURAL RESOURCES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR NATURAL RESOURCES WAS __%.

ADVISOR TECHNOLOGY -

INSTITUTIONAL CLASS

Calendar Years                                        1997  1998

                                                      %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR TECHNOLOGY, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR TECHNOLOGY WAS __%.

ADVISOR UTILITIES GROWTH -
INSTITUTIONAL CLASS

Calendar Years                                              1997  1998

                                                            %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR UTILITIES GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________, 199_).

THE YEAR-TO-DATE RETURN AS OF JUNE 30, 1999 FOR INSTITUTIONAL CLASS OF ADVISOR UTILITIES GROWTH WAS __%.

AVERAGE ANNUAL RETURNS

For the periods ended            Past 1 year  Life of classA
December 31, 1998

Advisor Consumer Industries -     %            %B
Institutional Class

S&P 500                           %            %

Goldman Sachs Consumer            %            %
Industries Index

Advisor Cyclical Industries -     %            %B
Institutional Class

S&P 500                           %            %

Goldman Sachs Cyclical            %            %
Industries Index

Advisor Financial Services -      %            %B
Institutional Class

S&P 500                           %            %

Goldman Sachs Financial           %            %
Services Index

Advisor Health Care -             %            %B
Institutional Class

S&P 500                           %            %

Goldman Sachs Health Care Index   %            %

Advisor Natural Resources -       %            %C
Institutional Class

S&P 500                           %            %

Goldman Sachs Natural             %            %
Resources Index

Advisor Technology -              %            %B
Institutional Class

S&P 500                           %            %

Goldman Sachs Technology Index    %            %

Advisor Utilities Growth -        %            %B
Institutional Class

S&P 500                           %            %

Goldman Sachs Utilities Index     %            %

A BEGINNING JANUARY 1 OF THE CALENDAR YEAR FOLLOWING THE CLASS'S
COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1997

C FROM JANUARY 1, 1996

[If FMR had not reimbursed certain class expenses during these periods, Institutional Class's returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of a fund. [The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees.] [The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements [or reduction of certain expenses] during the period.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Institutional Class

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Redemption fee  on shares     1.00%
held less than less than 60
days (as a % of amount
redeemed)

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                                           Institutional Class

ADVISOR CONSUMER INDUSTRIES  Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

ADVISOR CYCLICAL INDUSTRIES  Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

ADVISOR FINANCIAL SERVICES   Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

ADVISOR HEALTH CARE          Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

ADVISOR NATURAL RESOURCES    Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

ADVISOR TECHNOLOGY           Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

ADVISOR UTILITIES GROWTH     Management fee                %

                             Distribution and Service      None
                             (12b-1) fee

                             Other expenses                %

                             Total annual class operating  %
                             expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND
EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                             Institutional Class  Effective Date

Advisor Consumer Industries   1.25%               12/1/98

Advisor Cyclical Industries   1.25%               12/1/98

Advisor Financial Services    1.25%               12/1/98

Advisor Health Care           1.25%               12/1/98

Advisor Natural Resources     1.25%               12/1/98

Advisor Technology            1.25%               12/1/98

Advisor Utilities Growth      1.25%               12/1/98

THESE ARRANGEMENTS MAY BE TERMINATED BY FMR AT ANY TIME.

[A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses [,after reimbursement,] would have been:]

                             Institutional Class

Advisor Consumer Industries   %

Advisor Cyclical Industries   %

Advisor Financial Services    %

Advisor Health Care           %

Advisor Natural Resources     %

Advisor Technology            %

Advisor Utilities Growth      %

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                                       Institutional Class



ADVISOR CONSUMER INDUSTRIES  1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

ADVISOR CYCLICAL INDUSTRIES  1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

ADVISOR FINANCIAL SERVICES   1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

ADVISOR HEALTH CARE          1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

ADVISOR NATURAL RESOURCES    1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

ADVISOR TECHNOLOGY           1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

ADVISOR UTILITIES GROWTH     1 year    $

                             3 years   $

                             5 years   $

                             10 years  $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR CONSUMER INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the consumer industries sector. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). They may also include companies that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR CYCLICAL INDUSTRIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the cyclical industries sector. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR FINANCIAL SERVICES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies providing financial services to consumers and industry.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the financial services sector. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR HEALTH CARE FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the health care sector. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the natural resources sector. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.
FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR TECHNOLOGY FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the technology sector. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR UTILITIES GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the utilities sector. These companies may include, for example, companies that manufacture, produce, generate, transmit or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these events will be affected by the types of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular market sector, each fund's performance is expected to be closely tied to economic and market conditions within that sector and to be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

INDUSTRY CONCENTRATION. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a market sector, and the securities of companies in that sector could react similarly to these or other developments.

The CONSUMER industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The CYCLICAL industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The FINANCIAL SERVICES industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial service industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

The HEALTH CARE industries are subject to government regulation and approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete.

The NATURAL RESOURCES industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The TECHNOLOGY industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The UTILITIES industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

ISSUER SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets or financial resources.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

ADVISOR CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

ADVISOR FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.

ADVISOR HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

ADVISOR NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

ADVISOR TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

ADVISOR UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

EACH OF ADVISOR CONSUMER INDUSTRIES, ADVISOR CYCLICAL INDUSTRIES,
ADVISOR FINANCIAL SERVICES, ADVISOR HEALTH CARE, ADVISOR TECHNOLOGY AND ADVISOR UTILITIES GROWTH seeks capital appreciation.

VALUING SHARES
Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                $2,500
For certain Fidelity Advisor retirement accountsA $500
Through regular investment plansB                 $100
TO ADD TO AN ACCOUNT                              $100
MINIMUM BALANCE                                   $1,000
For certain Fidelity Advisor retirement accountsA None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

B AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT

P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

SELLING SHARES

The price to sell one share of Institutional Class is the class's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 60 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             another Fidelity fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Institutional Class
                             account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Although there is no limit on the number of exchanges you may make between the Advisor Focus funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of an Advisor Focus fund to another Advisor fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM    MINIMUM                     FREQUENCY                    PROCEDURES
INITIAL    ADDITIONAL
                                       Monthly, bimonthly,          (small solid bullet) To set
$100       $100                        quarterly, or semi-annually  up for a new account,
                                                                    complete the appropriate
                                                                    section on the application.

                                                                    (small solid bullet) To set
                                                                    up for existing accounts,
                                                                    call your investment
                                                                    professional or call
                                                                    Fidelity at the appropriate
                                                                    number found in "General
                                                                    Information" for an
                                                                    application.

                                                                    (small solid bullet) To make
                                                                    changes, call your
                                                                    investment professional or
                                                                    call Fidelity at the
                                                                    appropriate number found in
                                                                    "General Information." Call
                                                                    at least 10 business days
                                                                    prior to your next scheduled
                                                                    investment date.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR INSTITUTIONAL CLASS
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM    MAXIMUM                     FREQUENCY                    PROCEDURES

$100       $50,000                     Monthly, quarterly, or       (small solid bullet) Accounts
                                       semi-annually                with a value of $10,000 or
                                                                    more in Institutional Class
                                                                    shares are eligible for this
                                                                    program.

                                                                    (small solid bullet) To set
                                                                    up, call your investment
                                                                    professional or call
                                                                    Fidelity at the appropriate
                                                                    number found in "General
                                                                    Information" for instructions.

                                                                    (small solid bullet) To make
                                                                    changes, call your
                                                                    investment professional or
                                                                    call Fidelity at the
                                                                    appropriate number found in
                                                                    "General Information." Call
                                                                    at least 10 business days
                                                                    prior to your next scheduled
                                                                    withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 25, 1999, FMR had approximately $522 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

Ramin Arani is an analyst and manager of Advisor Health Care, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.

Robert Ewing is manager of Advisor Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.

Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993.

Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.

Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

Michael Tempero is manager of Advisor Technology, which he has managed since July 1998. He also manages another Fidelity fund. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago.

From time to time a manager, analyst or other Fidelity employee may express views regarding a particular company, security, industry or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 1999, the group fee rate was __% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee for the fiscal year ended July 31, 1999, [after reimbursement,] of each fund's average net assets is shown in the table below.

                             Total Management Fee

Advisor Consumer Industries   %

Advisor Cyclical Industries   %

Advisor Financial Services    %

Advisor Health Care           %

Advisor Natural Resources     %

Advisor Technology            %

Advisor Utilities Growth      %

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

[As of July 31, 1999, approximately __% and __% of __________ total outstanding shares, respectively, were held by __________.]

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by __________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3010

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

Fidelity Advisor Focus Funds is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.705177.102 AFOCI-pro-0999

FIDELITY ADVISOR FOCUS FUNDSSM
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND

CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS

FUNDS OF FIDELITY ADVISOR SERIES VII

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 29, 1999

This statement of additional information (SAI) is not a prospectus. Portions of the funds' annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus, dated September 29, 1999, or an annual report for each fund, please call
Fidelity(registered trademark) at 1-888-622-3175.

TABLE OF CONTENTS               PAGE

Investment Policies and         22
Limitations

Portfolio Transactions          32

Valuation                       38

Performance                     38

Additional Purchase, Exchange   83
and Redemption Information

Distributions and Taxes         86

Trustees and Officers           86

Control of Investment Advisers  90

Management Contracts            90

Distribution Services           100

Transfer and Service Agent      113
Agreements

Description of the Trust        114

Financial Statements

Appendix                        115

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

AFOC/AFOCI-ptb-0999
[item code number]

(fidelity_logo_graphic)(Registered)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF CONSUMER INDUSTRIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15%
    of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF CYCLICAL INDUSTRIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15%
    of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF FINANCIAL SERVICES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15%
    of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF HEALTH CARE FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15%
    of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF NATURAL RESOURCES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activity of the industries in the natural resources sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or

(6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(7) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

(8) The fund is authorized to invest up to 50% of its assets in physical commodities.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF TECHNOLOGY FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15%
    of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF UTILITIES GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

   (1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15%
    of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

       FINANCIAL SERVICES FUND.    The extent to which the fund may
invest in a company that engages in securities-related activities is limited by federal securities laws.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

       COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

       COMPANIES "PRINCIPALLY ENGAGED" IN A DESIGNATED BUSINESS
ACTIVITY   . For purposes of each fund's policy of investing at least
80% of its assets in securities of companies principally engaged in the business activities of its named market sector, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities of its named market sector.

          DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or
on the    ability to repatriate assets or convert currency into U.S.
dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for
payment be renegotiated.     There is no assurance that FMR will be
able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or
principal. In     addition, the costs associated with foreign
investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing
an     option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of
Trustees,     FMR determines the liquidity of a fund's investments
and, through reports from FMR, the Board monitors investments in
illiquid secu   rities. In determining the liquidity of a fund's
investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

   Advisor Natural Resources may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The fund will purchase precious metals-indexed
securities     only when FMR is satisfied with the creditworthiness of
the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement
that a fund supply    additional cash to a borrower on demand.

   Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

   Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

   A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

   Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

   Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

       PRECIOUS METALS.    Precious metals, such as gold, silver,
platinum and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity , and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

   For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

       PREFERRED STOCK    is a class of equity or ownership in an
issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

   RESTRICTED SECURITIES     are subject to legal restrictions on
their sale. Difficulty in selling securities may result in a loss or
be costly to    a fund. Restricted securities generally can be sold in
privately negotiated transactions, pursuant to an exemption from
registration under     the Securities Act of 1933, or in a registered
public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

   SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

   Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

   Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects
that     investment, as well as the securities loaned, to market
appreciation or depreciation.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

       TEMPORARY DEFENSIVE POLICIES.    Each fund reserves the right
to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
       ZERO COUPON BONDS    do not make interest payments; instead,
they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended July 31, 1999 and 1998, the portfolio turnover rates for each fund are presented in the table below. [Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]

Turnover Rates       1999  1998

Consumer Industries   %     144%

Cyclical Industries   %     100%

Financial Services    %     54%

Health Care           %     85%

Natural Resources     %     97%

Technology            %     348%

Utilities Growth      %     151%

[The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year.] A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. [For the fiscal years ended July 1999, July 1998 and July 1997, [the funds/[Name(s) of Fund(s)]] paid no brokerage commissions.]

[The following table shows the total amount of brokerage commissions paid by each fund.

                     Fiscal Year Ended  Total Amount Paid

CONSUMER INDUSTRIES  July

1999                                    $

1998

1997*

CYCLICAL INDUSTRIES  July

1999

1998

1997*

FINANCIAL SERVICES   July

1999

1998

1997*

HEALTH CARE          July

1999

1998

1997*

NATURAL RESOURCES    July

1999

1998

1997*

TECHNOLOGY           July

1999

1998

1997*

UTILITIES GROWTH     July

1999

1998

1997*

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 1, 1997 for Natural Resources

Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC, [FBS] and [FBSJ], as applicable, for the past three fiscal years. [The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC, [FBS] and [FBSJ] for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 1999.] NFSC, [FBS], and [FBSJ] are paid on a commission basis].

                                        Total Amount Paid

                     Fiscal Year Ended  To NFSC            [To FBS]  [To FBSJ]

CONSUMER INDUSTRIES  July

1999                                    $                  [$ ]      [$ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]

CYCLICAL INDUSTRIES  July

1999                                                       [ ]       [ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]

FINANCIAL SERVICES   July

1999                                                       [ ]       [ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]

HEALTH CARE          July

1999                                                       [ ]       [ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]

NATURAL RESOURCES    July

1999                                                       [ ]       [ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]

TECHNOLOGY           July

1999                                                       [ ]       [ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]

UTILITIES GROWTH     July

1999                                                       [ ]       [ ]

1998                                                       [ ]       [ ]

1997*                                                      [ ]       [ ]


* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 1, 1997 for Natural Resources

                     Fiscal Year Ended 1999  % of  Aggregate Commissions  % of  Aggregate Dollar Amount
                                             Paid to NFSC                 of Transactions Effected
                                                                          through NFSC

Consumer Industries  July                     %                            %

Cyclical Industries  July                     %                            %

Financial Services   July                     %                            %

Health Care          July                     %                            %

Natural Resources    July                     %                            %

Technology           July                     %                            %

Utilities Growth     July                     %                            %



                     [% of  Aggregate Commissions  [% of  Aggregate Dollar  [% of Aggregate Commissions
                     Paid to FBS]                  Amount of Transactions   Paid to FBSJ]
                                                   Effected through FBS]

Consumer Industries  [ %]                          [ %]                     [ %]

Cyclical Industries  [ %]                          [ %]                     [ %]

Financial Services   [ %]                          [ %]                     [ %]

Health Care          [ %]                          [ %]                     [ %]

Natural Resources    [ %]                          [ %]                     [ %]

Technology           [ %]                          [ %]                     [ %]

Utilities Growth     [ %]                          [ %]                     [ %]



                     [% of Aggregate Dollar Amount
                     of Transactions Effected
                     through FBSJ]

Consumer Industries  [ %]

Cyclical Industries  [ %]

Financial Services   [ %]

Health Care          [ %]

Natural Resources    [ %]

Technology           [ %]

Utilities Growth     [ %]


[(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFSC, FBS and FBSJ is a result of the low commission rates charged by NFSC, FBS and FBSJ.]

[NFSC, FBS and FBSJ have used a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.]

[The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1999.]

                     Fiscal Year Ended 1999  $ Amount of  Commissions Paid  $ Amount of  Brokerage
                                             to Firms  that Provided        Transactions  Involved*
                                             Research Services*

Consumer Industries  July                     $                              $

Cyclical Industries  July

Financial Services   July

Health Care          July

Natural Resources    July

Technology           July

Utilities Growth     July


[*The provision of research services was not necessarily a factor in the placement of all this business with such firms.]

[For the fiscal year ended ______, 199_ [the funds/[Name(s) of Fund(s)]] paid no brokerage commissions to firms that provided research services.]

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund[s] from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

   Each class's net asset value per share (NAV) is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

   The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that
the new class commenced operations, adjusted to reflect differ   ences
in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a class's maximum sales charge or the effect of a fund's short-term trading fee. Excluding a class's sales charge and/or short-term trading fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week short-term moving averages for each class of each fund are shown in the table below.

Fund                            13-Week Short-Term Moving  39-Week Short-Term Moving
                                Average                    Average

Consumer Industries - Class A*  $                          $

Consumer Industries - Class T*  $                          $

Consumer Industries - Class B*  $                          $

Consumer Industries - Class C*  $                          $

Consumer Industries -           $                          $
Institutional Class*

Cyclical Industries - Class A*  $                          $

Cyclical Industries - Class T*  $                          $

Cyclical Industries - Class B*  $                          $

Cyclical Industries - Class C*  $                          $

Cyclical Industries -           $                          $
Institutional Class*

Financial Services - Class A*   $                          $

Financial Services - Class T*   $                          $

Financial Services - Class B*   $                          $

Financial Services - Class C*   $                          $

Financial Services -            $                          $
Institutional Class*

Health Care - Class A*          $                          $

Health Care - Class T*          $                          $

Health Care - Class B*          $                          $

Health Care - Class C*          $                          $

Health Care - Institutional     $                          $
Class*

Natural Resources - Class A*    $                          $

Natural Resources - Class T*    $                          $

Natural Resources - Class B*    $                          $

Natural Resources - Class C*    $                          $

Natural Resources -             $                          $
Institutional Class*

Technology - Class A*           $                          $

Technology - Class T*           $                          $

Technology - Class B*           $                          $

Technology - Class C*           $                          $

Technology - Institutional      $                          $
Class*

Utilities Growth - Class A*     $                          $

Utilities Growth - Class T*     $                          $

Utilities Growth - Class B*     $                          $

Utilities Growth - Class C*     $                          $

Utilities Growth -              $                          $
Institutional Class*


* On July 30, 1999

CALCULATING HISTORICAL FUND RESULTS. The following table shows performance for each class of each fund. Class A and Class T shares have a maximum front-end sales charge of 5.75% and 3.50%, respectively, which is included in the average annual and cumulative returns. Class B and Class C shares have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns. Class A, Class T, Class B and Class C shares have a 12b-1 fee of 0.25%, 0.50%, 1.00% and 1.00%, respectively, which is included in the average annual and cumulative returns.

[Returns do not include the effect of the fund's 1.00% short-term trading fee, applicable to shares held less than 60 days.]

[Returns include the effect of the fund's 1.00% trading fee, applicable to shares held less than 60 days.]

HISTORICAL FUND RESULTS. The following table shows each class's return for the fiscal period ended July 31, 1999.


                            Average Annual Returns          Cumulative Returns


                            One Year  Five Years  Ten Years/ Life of Fund*  One Year  Five Years  Ten Years/ Life of Fund*

                            One Year  Five Years  Ten Years/ Life of Fund*  One Year  Five Years  Ten Years/ Life of Fund*

Consumer Industries - Class
A                           %         %           %                         %         %           %

Consumer Industries - Class
T                           %         %           %                         %         %           %

Consumer Industries - Class
B                           %         %           %                         %         %           %

Consumer Industries - Class
C                           %         %           %                         %         %           %

Consumer Industries -       %         %           %                         %         %           %
Institutional Class

Cyclical Industries - Class
A                           %         %           %                         %         %           %

Cyclical Industries - Class
T                            %         %           %                         %         %           %

Cyclical Industries - Class
B                            %         %           %                         %         %           %

Cyclical Industries - Class
C                            %         %           %                         %         %           %

Cyclical Industries -        %         %           %                         %         %           %
Institutional Class

Financial Services - Class
A                            %         %           %                         %         %           %

Financial Services - Class T %         %           %                         %                     %

Financial Services - Class B %         %           %                         %                     %

Financial Services - Class C %         %           %                         %                     %

Financial Services -         %         %           %                         %                     %
Institutional Class

Health Care - Class A        %         %           %                         %                     %

Health Care - Class T        %         %           %                         %                     %

Health Care - Class B        %         %           %                         %                     %

Health Care - Class C        %         %           %                         %                     %

Health Care - Institutional  %         %           %                         %                     %
Class

Natural Resources - Class A  %         %           %                         %         %           %

Natural Resources - Class T  %         %           %                         %         %           %

Natural Resources - Class B  %         %           %                         %         %           %

Natural Resources - Class C  %         %           %                         %         %           %

Natural Resources -          %         %           %                         %         %           %
Institutional Class

Technology - Class A         %         %           %                         %         %           %

Technology - Class T         %         %           %                         %         %           %

Technology - Class B         %         %           %                         %         %           %

Technology - Class C         %         %           %                         %         %           %

Technology - Institutional   %         %           %                         %         %           %
Class

Utilities Growth - Class A   %         %           %                         %         %           %

Utilities Growth - Class T   %         %           %                         %         %           %

Utilities Growth - Class B   %         %           %                         %         %           %

Utilities Growth - Class C   %         %           %                         %         %           %

Utilities Growth -           %         %           %                         %         %           %
Institutional Class



* Life of fund figures are from September 3, 1996 (commencement of operations) for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth.

   Note: If FMR had not reimbursed certain class expenses during these periods, Class A, Class T, Class B, Class C and Institutional Class's returns would have been lower.

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year period ended July 31, 1999 or life of fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class A of Consumer Industries would have grown to $______, including the effect of Class A's maximum sales charge.

CONSUMER INDUSTRIES - CLASS A

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



CONSUMER INDUSTRIES - CLASS A  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Consumer Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class T of Consumer Industries would have grown to $_____, including the effect of Class T's maximum sales charge.

CONSUMER INDUSTRIES - CLASS T

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



CONSUMER INDUSTRIES - CLASS T  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Consumer Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class B of Consumer Industries would have grown to $_____, including the effect of Class B's maximum CDSC.

CONSUMER INDUSTRIES - CLASS B

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



CONSUMER INDUSTRIES - CLASS B  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Consumer Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class C of Consumer Industries would have grown to $_____, including the effect of Class C's maximum CDSC.

CONSUMER INDUSTRIES - CLASS C

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



CONSUMER INDUSTRIES - CLASS C  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Consumer Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Consumer Industries would have grown to $_______.

CONSUMER INDUSTRIES -                                                                                              INDEXES
INSTITUTIONAL CLASS

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



CONSUMER INDUSTRIES -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended      DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Consumer Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class A of Cyclical Industries would have grown to $_______, including the effect of Class A's maximum sales charge.

CYCLICAL INDUSTRIES - CLASS A

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



CYCLICAL INDUSTRIES - CLASS A  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Cyclical Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class T of Cyclical Industries would have grown to $________, including the effect of Class T's maximum sales charge.

CYCLICAL INDUSTRIES - CLASS T

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $                         $                             $                            $

1998                     $                         $                             $                            $

1997*                    $                         $                             $                            $



CYCLICAL INDUSTRIES - CLASS T  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Cyclical Industries on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class B of Cyclical Industries would have grown to $________, including the effect of Class B's maximum CDSC.

CYCLICAL INDUSTRIES - CLASS B

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                           $                         $                             $                            $


1998                           $                         $                             $                            $


1997*                          $                         $                             $                            $




CYCLICAL INDUSTRIES - CLASS B  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Cyclical Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class C of Cyclical Industries would have grown to $_______, including the effect of Class C's maximum CDSC.

CYCLICAL INDUSTRIES - CLASS C

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



CYCLICAL INDUSTRIES - CLASS C  INDEXES

Fiscal Year Ended              S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Cyclical Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,104. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Cyclical Industries would have grown to $________.

CYCLICAL INDUSTRIES -                                                                                              INDEXES
INSTITUTIONAL CLASS

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



CYCLICAL INDUSTRIES -
INSTITUTIONAL CLASS

Fiscal Year Ended      DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Cyclical Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class A of Financial Services would have grown to $________, including the effect of Class A's maximum sales charge.

FINANCIAL SERVICES - CLASS A

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $                         $                             $                            $

1998                     $                         $                             $                            $

1997*                    $                         $                             $                            $



FINANCIAL SERVICES - CLASS A  INDEXES

Fiscal Year Ended             S&P 500  DJIA  Cost of Living**


1999                          $        $     $

1998                          $        $     $

1997*                         $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Financial Services on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class T of Financial Services would have grown to $________, including the effect of Class T's maximum sales charge.

FINANCIAL SERVICES - CLASS T

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



FINANCIAL SERVICES - CLASS T  INDEXES

Fiscal Year Ended             S&P 500  DJIA  Cost of Living**


1999                          $        $     $

1998                          $        $     $

1997*                         $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Financial Services on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $48 for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class B of Financial Services would have grown to $_______, including the effect of Class B's maximum CDSC.

FINANCIAL SERVICES - CLASS B

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



FINANCIAL SERVICES - CLASS B  INDEXES

Fiscal Year Ended             S&P 500  DJIA  Cost of Living**


1999                          $        $     $

1998                          $        $     $

1997*                         $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Financial Services on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_________ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class C of Financial Services would have grown to $________, including the effect of Class C's maximum CDSC.

FINANCIAL SERVICES - CLASS C

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $                         $                             $                            $

1998                     $                         $                             $                            $

1997*                    $                         $                             $                            $



FINANCIAL SERVICES - CLASS C  INDEXES

Fiscal Year Ended             S&P 500  DJIA  Cost of Living**


1999                          $        $     $

1998                          $        $     $

1997*                         $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Financial Services on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $60 for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Financial Services would have grown to $_______.

FINANCIAL SERVICES -                                                                                              INDEXES
INSTITUTIONAL CLASS

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



FINANCIAL SERVICES -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended     DJIA  Cost of Living**


1999                  $     $

1998                  $     $

1997*                 $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Financial Services on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class A of Health Care would have grown to $16,807, including the effect of Class A's maximum sales charge.

HEALTH CARE - CLASS A                                                                                             INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



HEALTH CARE - CLASS A  INDEXES

Fiscal Year Ended      DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Health Care on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class T of Health Care would have grown to $_________, including the effect of Class T's maximum sales charge.

HEALTH CARE - CLASS T                                                                                              INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



HEALTH CARE - CLASS T  INDEXES

Fiscal Year Ended      DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Health Care on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class B of Health Care would have grown to $_______, including the effect of Class B's maximum CDSC.

HEALTH CARE - CLASS B                                                                                              INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



HEALTH CARE - CLASS B  INDEXES

Fiscal Year Ended      DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Health Care on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class C of Health Care would have grown to $_______, including the effect of Class C's maximum CDSC.

HEALTH CARE - CLASS C                                                                                              INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



HEALTH CARE - CLASS C  INDEXES

Fiscal Year Ended      DJIA  Cost of Living**


1999                   $     $

1998                   $     $

1997*                  $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Health Care on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Health Care would have grown to $_______.

HEALTH CARE - INSTITUTIONAL
CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



HEALTH CARE - INSTITUTIONAL  INDEXES
CLASS

Fiscal Year Ended            S&P 500  DJIA  Cost of Living**


1999                         $        $     $

1998                         $        $     $

1997*                        $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Health Care on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the 10-year period ended July 31, 1999, a hypothetical $10,000 investment in Class A of Natural Resources would have grown to $_______, including the effect of Class A's sales charge.

NATURAL RESOURCES - CLASS A

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



NATURAL RESOURCES - CLASS A  INDEXES

Fiscal Year Ended            S&P 500  DJIA  Cost of Living


1999                         $        $     $

1998                         $        $     $

1997                         $        $     $

1996                         $        $     $

1995                         $        $     $

1994                         $        $     $

1993                         $        $     $

1992                         $        $     $

1991                         $        $     $

1990                         $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class A of Natural Resources on August 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $_____ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class A took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.

During the 10-year period ended July 31, 1998, a hypothetical $10,000 investment in Class T of Natural Resources would have grown to $________, including the effect of Class T's maximum sales charge.

NATURAL RESOURCES - CLASS T

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



NATURAL RESOURCES - CLASS T  INDEXES

Fiscal Year Ended            S&P 500  DJIA  Cost of Living


1999                         $        $     $

1998                         $        $     $

1997                         $        $     $

1996                         $        $     $

1995                         $        $     $

1994                         $        $     $

1993                         $        $     $

1992                         $        $     $

1991                         $        $     $

1990                         $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class T of Natural Resources on August 1, 1988, assuming the sales charge had been in effect, the net amount invested in Class T shares was $________. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the 10-year period ended July 31, 1999, a hypothetical $10,000 investment in Class B of Natural Resources would have grown to $_______.

NATURAL RESOURCES - CLASS B

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



NATURAL RESOURCES - CLASS B  INDEXES

Fiscal Year Ended            S&P 500  DJIA  Cost of Living


1999                         $        $     $

1998                         $        $     $

1997                         $        $     $

1996                         $        $     $

1995                         $        $     $

1994                         $        $     $

1993                         $        $     $

1992                         $        $     $

1991                         $        $     $

1990                         $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class B of Natural Resources on August 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.

During the 10-year period ended July 31, 1999, a hypothetical $10,000 investment in Class C of Natural Resources would have grown to $__________.

NATURAL RESOURCES - CLASS C

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



NATURAL RESOURCES - CLASS C  INDEXES

Fiscal Year Ended            S&P 500  DJIA  Cost of Living


1999                         $        $     $

1998                         $        $     $

1997                         $        $     $

1996                         $        $     $

1995                         $        $     $

1994                         $        $     $

1993                         $        $     $

1992                         $        $     $

1991                         $        $     $

1990                         $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class C of Natural Resources on August 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.

During the 10-year period ended July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Natural Resources would have grown to $_________.

NATURAL RESOURCES -                                                                                                INDEXES
INSTITUTIONAL CLASS

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997             $                         $                             $                            $            $

1996             $                         $                             $                            $            $

1995             $                         $                             $                            $            $

1994             $                         $                             $                            $            $

1993             $                         $                             $                            $            $

1992             $                         $                             $                            $            $

1991             $                         $                             $                            $            $

1990             $                         $                             $                            $            $



NATURAL RESOURCES -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended    DJIA  Cost of Living


1999                 $     $

1998                 $     $

1997                 $     $

1996                 $     $

1995                 $     $

1994                 $     $

1993                 $     $

1992                 $     $

1991                 $     $

1990                 $     $


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Natural Resources on August 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Institutional Class took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 0.65% 12b-1 fee. If Class T's 12b-1 fee had not been reflected, total returns prior to July 3, 1995 would have been higher.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class A of Technology would have grown to $_______, including the effect of Class A's maximum sales charge.

TECHNOLOGY - CLASS A                                                                                               INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



TECHNOLOGY - CLASS A  INDEXES

Fiscal Year Ended     DJIA  Cost of Living**


1999                  $     $

1998                  $     $

1997*                 $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Technology on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class T of Technology would have grown to $_______, including the effect of Class T's maximum sales charge.

TECHNOLOGY - CLASS T                                                                                               INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



TECHNOLOGY - CLASS T  INDEXES

Fiscal Year Ended     DJIA  Cost of Living**


1999                  $     $

1998                  $     $

1997*                 $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Technology on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class B of Technology would have grown to $________, including the effect of Class B's maximum CDSC.

TECHNOLOGY - CLASS B                                                                                               INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



TECHNOLOGY - CLASS B  INDEXES

Fiscal Year Ended     DJIA  Cost of Living**


1999                  $     $

1998                  $     $

1997*                 $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Technology on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1998, a hypothetical $10,000 investment in Class C of Technology would have grown to $________, including the effect of Class C's maximum CDSC.

TECHNOLOGY - CLASS C                                                                                               INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



TECHNOLOGY - CLASS C  INDEXES

Fiscal Year Ended     DJIA  Cost of Living**


1999                  $     $

1998                  $     $

1997*                 $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Technology on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Technology would have grown to $_________.

TECHNOLOGY - INSTITUTIONAL
CLASS

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



TECHNOLOGY - INSTITUTIONAL  INDEXES
CLASS

Fiscal Year Ended           S&P 500  DJIA  Cost of Living**


1999                        $        $     $

1998                        $        $     $

1997*                       $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Technology on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class A of Utilities Growth would have grown to $___________, including the effect of Class A's maximum sales charge.

UTILITIES GROWTH - CLASS A

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



UTILITIES GROWTH - CLASS A  INDEXES

Fiscal Year Ended           S&P 500  DJIA  Cost of Living**


1999                        $        $     $

1998                        $        $     $

1997*                       $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Utilities Growth on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $_______. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class T of Utilities Growth would have grown to $__________, including the effect of Class T's maximum sales charge.

UTILITIES GROWTH - CLASS T

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



UTILITIES GROWTH - CLASS T  INDEXES

Fiscal Year Ended           S&P 500  DJIA  Cost of Living**


1999                        $        $     $

1998                        $        $     $

1997*                       $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Utilities Growth on September 3, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $________. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class B of Utilities Growth would have grown to $_________, including the effect of Class B's maximum CDSC.

UTILITIES GROWTH - CLASS B

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



UTILITIES GROWTH - CLASS B  INDEXES

Fiscal Year Ended           S&P 500  DJIA  Cost of Living**


1999                        $        $     $

1998                        $        $     $

1997*                       $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Utilities Growth on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $________ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Class C of Utilities Growth would have grown to $_________, including the effect of Class C's maximum CDSC.

UTILITIES GROWTH - CLASS C

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



UTILITIES GROWTH - CLASS C  INDEXES

Fiscal Year Ended           S&P 500  DJIA  Cost of Living**


1999                        $        $     $

1998                        $        $     $

1997*                       $        $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Utilities Growth on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $________. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class C took place on November 3, 1997. Class C returns from November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations) to July 31, 1999, a hypothetical $10,000 investment in Institutional Class of Utilities Growth would have grown to $_________.

UTILITIES GROWTH -                                                                                                 INDEXES
INSTITUTIONAL CLASS

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                 Gain Distributions

1999             $                         $                             $                            $            $

1998             $                         $                             $                            $            $

1997*            $                         $                             $                            $            $



UTILITIES GROWTH -   INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended    DJIA  Cost of Living**


1999                 $     $

1998                 $     $

1997*                $     $


* From September 3, 1996 (commencement of operations)

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Utilities Growth on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_______ for dividends and $_______ for capital gain distributions. The figures in the table do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other
mutual funds tracked by financial or business publications    and
periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class's performance may also be compared to that of each index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of all dividends and capital gains paid by securities included in each index. Unlike a class's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages-alcoholic and non-alcoholic, food, personal care, household products and tobacco companies.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resources sector. Issues in the index include extractive industries including gold & precious metals mining along with other mineral mining, energy companies providing oil & gas services, and owners and operators of timber tracts and forestry services.

Goldman Sachs Technology Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical
investment in any of these capital markets. The risks    associated
with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

   VOLATILITY.     A class may quote various measures of volatility
and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price
fluctuations or     returns to those of a benchmark. Measures of
benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of July 31, 1999, FMR advised over $__ billion in municipal fund assets, $__ billion in taxable fixed-income fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

CLASS A SHARES ONLY

   1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

   3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

   4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department
for a managed account that is charged an asset-based fee.    Employee
benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans
covering self-employed individuals and their em    ployees (formerly
Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that
is charged an asset-based fee. Employee benefit plans    (except
SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed
individuals and their employees (formerly Keogh/    H.R. 10 plans))
and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment adviser that is not
part of an organization primarily engaged in the brokerage    business
for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and
their employees (formerly Keogh/H.R. 10     plans)) and 403(b)
programs do not qualify for this waiver;

   8. to shares purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program; or

   9. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

A sales load waiver form must accompany these transactions.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/ H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

   5. to shares purchased for an employee benefit plan (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-    employed
individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA
account must be transferred directly into a Fidelity     account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code); or

13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
A sales load waiver form must accompany these transactions.
CLASS B AND CLASS C SHARES ONLY
The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

    1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

    2. That are permitted without penalty at age 70 1/2 pursuant to
the Internal Revenue Code from retirement plans or accounts     (other
than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

    3. For disability, payment of death benefits, or minimum required
distributions starting at age 70 1/2 from Traditional IRAs,     Roth
IRAs and Rollover IRAs purchased on or after February 11, 1999;

 4. Through the Fidelity Advisor Systematic Withdrawal Program; or

    5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly
    Keogh/H.R. 10 plan).

A waiver form must accompany these transactions.

 INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the
   Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs and plans covering sole-proprietors
    (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business and the program (i)
charges an asset-based fee and (ii) will have at least $1    million
invested in the Institutional Class of the Advisor funds. In addition,
accounts other than an employee benefit plan, 403(b)     program or
plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or FIL or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

   6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

   For purchases made by managed account programs, insurance company
separate accounts or insurance company programs  for     employee
benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

 FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or
(iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the
value of the accumulated account(s) of an investor (including    an
employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a
plan covering self-employed individuals and their     employees
(formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent;" and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the
accumulated account(s) of an investor (including    an employee
benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a
    Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

   Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

   Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

   The Class A or Class T CDSC will not apply to the redemption of shares:

 1. Held by insurance company separate accounts;

 2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

 3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

 A waiver form must accompany these transactions.

CLASS A AND CLASS T SHARES ONLY

   COMBINED PURCHASE, RIGHTS OF ACCUMULATION AND LETTER OF INTENT PROGRAMS. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase, Rights of Accumulation or Letter of Intent program: an individual, spouse and their children under age 21 purchasing for his/her or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

   COMBINED PURCHASE. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one investment professional.

   RIGHTS OF ACCUMULATION. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A or Class T shares to which the current value of your holdings will be added. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one investment professional.

   LETTER OF INTENT. You must file your Letter of Intent (Letter) with Fidelity within 90 days of the start of your purchases toward completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one investment professional. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, Fidelity will provide you with 30-days' written notice to pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 30 days, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

ALL CLASSES

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the
deduc   tion generally will be less than 100%. A portion of each
fund's dividends derived from certain U.S. Government securities and
securi    ties of certain other investment companies may be exempt
from state and local taxation.

CAPITAL GAIN DISTRIBUTIONS. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

[As of July 31, 1999, Consumer Industries had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

[As of July 31, 1999, Cyclical Industries had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

[As of July 31, 1999, Financial Services had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

[As of July 31, 1999, Health Care had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

[As of July 31, 1999, Natural Resources had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

[As of July 31, 1999, Technology had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

[As of July 31, 1999, Utilities Growth had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on July 31, 199_, ____, and ____ , respectively, is available to offset future capital gains.]

       RETURNS OF CAPITAL.    If a fund's distributions exceed its
taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

       FOREIGN TAX CREDIT OR DEDUCTION.    Foreign governments may
withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

   TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the
   Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

   OTHER TAX INFORMATION.     The information above is only a summary
of some of the tax consequences generally affecting each fund    and
its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to
deter    mine whether the sale of shares of a fund resulted in a
capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

   The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual
arrangements with companies that provide services to each     fund,
and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (69), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Advisor Series VII, is Mr. Johnson's daughter.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Advisor Series VII (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (67), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (67), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at
Columbia University Graduate School of Business. Prior    to 1987, he
was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a Director of General Re Corporation (reinsurance, 1987-1998) and Valuation Research Corp. (appraisals and
valuations, 1993-1995). He serves as Chairman of the     Board of
Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER S. LYNCH (56), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan(registered trademark) Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (65), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (66), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).

*ROBERT C. POZEN (52), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (70), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).

   ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998) and Vice President and Clerk of FDC
(1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

   MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

JOHN H. COSTELLO (52), Assistant Treasurer, is an employee of FMR.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended July 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph F. Cox
FUND

Consumer Industries [B,] C     $ 0                     $ 0                    $ 0                  $

Cyclical Industries [B,] D     $ 0                     $ 0                    $ 0                  $

Financial Services [B,] E      $ 0                     $ 0                    $ 0                  $

Health Care [B,] F             $ 0                     $ 0                    $ 0                  $

Natural Resources [B,] G       $ 0                     $ 0                    $ 0                  $

Technology [B,] H              $ 0                     $ 0                    $ 0                  $

Utilities Growth [B,] I        $ 0                     $ 0                    $ 0                  $

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                     $ 0                 $223,500
FUND COMPLEX*, A



AGGREGATE COMPENSATION FROM A  Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch **
FUND

Consumer Industries [B,] C     $                    $                 $                 $               $ 0

Cyclical Industries [B,] D     $                    $                 $                 $               $ 0

Financial Services [B,] E      $                    $                 $                 $               $ 0

Health Care [B,] F             $                    $                 $                 $               $ 0

Natural Resources [B,] G       $                    $                 $                 $               $ 0

Technology [B,] H              $                    $                 $                 $               $ 0

Utilities Growth [B,] I        $                    $                 $                 $               $ 0

TOTAL COMPENSATION FROM THE    $220,500             $223,500          $222,000          $226,500        $ 0
FUND COMPLEX*, A



AGGREGATE COMPENSATION
FROM A                     William O. McCoy  Gerald C. McDonough  Marvin L. Mann  Robert  C.  Pozen **  Thomas R. Williams
FUND

Consumer Industries [B,] C $                 $                    $               $ 0                   $

Cyclical Industries [B,] D $                 $                    $               $ 0                   $

Financial Services [B,] E  $                 $                    $               $ 0                   $

Health Care [B,] F         $                 $                    $               $ 0                   $

Natural Resources [B,] G   $                 $                    $               $ 0                   $

Technology [B,] H          $                 $                    $               $ 0                   $

Utilities Growth [B,] I    $                 $                    $               $ 0                   $

TOTAL COMPENSATION FROM
THE                        $223,500          $273,500             $220,500        $ 0                   $223,500
FUND COMPLEX*, A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

 A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

[B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]

[C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[G The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[H The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[I The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__;
William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

[ Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
[trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
[As of [ ], approximately __% of [Fund Name(s)]'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Adviser[s]" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]

[As of [ ], the Trustees, Members of the Advisory Board, and officers of [the/each] fund owned, in the aggregate, less than __% of [[each fund/[Fund Name(s)]]'s total outstanding shares.]

[As of [ ], the following owned of record or beneficially 5% or more (up to and including 25%) of [each class/[Class Name(s)]]'s] outstanding shares:]

[As of [ ], approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF
SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].]

[A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

   CONTROL OF INVESTMENT ADVISERS

   FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.

   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $ 0.5 billion    .5200%

 3 - 6                .4900               25              .4238

 6 - 9                .4600               50              .3823

 9 - 12               .4300               75              .3626

 12 - 15              .4000               100             .3512

 15 - 18              .3850                125            .3430

 18 - 21              .3700               150             .3371

 21 - 24              .3600               175             .3325

 24 - 30              .3500               200             .3284

 30 - 36              .3450               225             .3249

 36 - 42              .3400               250             .3219

 42 - 48              .3350               275             .3190

 48 - 66              .3250               300             .3163

 66 - 84              .3200               325             .3137

 84 - 102             .3150               350             .3113

 102 - 138            .3100               375             .3090

 138 - 174            .3050               400             .3067

 174 - 210            .3000               425             .3046

 210 - 246            .2950               450             .3024

 246 - 282            .2900               475             .3003

 282 - 318            .2850               500             .2982

 318 - 354            .2800               525             .2962

 354 - 390            .2750               550             .2942

 390 - 426            .2700

 426 - 462            .2650

 462 - 498            .2600

 498 - 534            .2550

 Over 534             .2500


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for July 1999 - was [__%], which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.

Each fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for July 1999, each fund's annual management fee rate would be calculated as follows:

                     Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Consumer Industries  0.___%          +  0.30%                     =  0.___%

Cyclical Industries  0.___%          +  0.30%                     =  0.___%

Financial Services   0.___%          +  0.30%                     =  0.___%

Health Care          0.___%          +  0.30%                     =  0.___%

Natural Resources    0.___%          +  0.30%                     =  0.___%

Technology           0.___%          +  0.30%                     =  0.___%

Utilities Growth     0.___%          +  0.30%                     =  0.___%




One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund                 Fiscal Years Ended July  Management Fees Paid to FMR

Consumer Industries  1999                     $

                     1998                     $

                     1997*                    $

Cyclical Industries  1999                     $

                     1998                     $

                     1997*                    $

Financial Services   1999                     $

                     1998                     $

                     1997*                    $

Health Care          1999                     $

                     1998                     $

                     1997*                    $

Natural Resources    1999                     $

                     1998                     $

                     1997*                    $

Technology           1999                     $

                     1998                     $

                     1997*                    $

Utilities Growth     1999                     $

                     1998                     $

                     1997*                    $

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, securities lending fees, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns, and repayment of the reimbursement by a class will lower its returns.

[FMR voluntarily agreed to reimburse [Name(s) of Class(es)] if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The tables below show the periods of reimbursement and levels of expense limitations [for the applicable class[es]]; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.]

                               Periods of Expense Limitation                    Aggregate Operating Expense
                               From To                                          Limitation

Consumer Industries - Class A  December 1, 1998                                  1.50%

                               September 1, 1996              December 1, 1998   1.75%

Consumer Industries - Class T  December 1, 1998                                  1.75%

                               September 1, 1996              December 1, 1998   2.00%

Consumer industries - Class B  December 1, 1998                                  2.25%

                               March 1, 1997                  December 1, 1998   2.50%

Consumer Industries - Class C  December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Consumer Industries -          December 1, 1998                                  1.25%
Institutional Class

                               September 1, 1996              December 1, 1998   1.50%

Cyclical Industries - Class A  December 1, 1998                                  1.50%

                               September 1, 1996              December 1, 1998   1.75%

Cyclical Industries - Class T  December 1, 1998                                  1.75%

                               September 1, 1996              December 1, 1998   2.00%

Cyclical industries - Class B  December 1, 1998                                  2.25%

                               March 1, 1997                  December 1, 1998   2.50%

Cyclical Industries - Class C  December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Cyclical Industries -          December 1, 1998                                  1.25%
Institutional Class

                               September 1, 1996              December 1, 1998   1.50%

Financial Services - Class A   December 1, 1998                                  1.50%

                               September 1, 1996              December 1, 1998   1.75%

Financial Services - Class T   December 1, 1998                                  1.75%

                               September 1, 1996              December 1, 1998   2.00%

Financial Services - Class B   December 1, 1998                                  2.25%

                               March 1, 1997                  December 1, 1998   2.50%

Financial Services - Class C   December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Financial Services -           December 1, 1998                                  1.25%
Institutional Class

                               September 1, 1996              December 1, 1998   1.50%

Health Care - Class A          December 1, 1998                                  1.50%

                               September 1, 1996              December 1, 1998   1.75%

Health Care - Class T          December 1, 1998                                  1.75%

                               September 1, 1996              December 1, 1998   2.00%

Health Care - Class B          December 1, 1998                                  2.25%

                               March 1, 1997                  December 1, 1998   2.50%

Health Care - Class C          December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Health Care - Institutional    December 1, 1998                                  1.25%
Class

                               September 1, 1996              December 1, 1998   1.50%

Natural Resources - Class A    December 1, 1998                                  1.50%

                               August 30, 1996                December 1, 1998   1.75%

Natural Resources - Class T    December 1, 1998                                  1.75%

                               August 30, 1996                December 1, 1998   2.00%

Natural Resources - Class B    December 1, 1998                                  2.25%

                               August 30, 1996                December 1, 1998   2.50%

Natural Resources - Class C    December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Natural Resources -            December 1, 1998                                  1.25%
Institutional Class

                               August 30, 1996                December 1, 1998   1.50%

Technology - Class A           December 1, 1998                                  1.50%

                               September 1, 1996              December 1, 1998   1.75%

Technology - Class T           December 1, 1998                                  1.75%

                               September 1, 1996              December 1, 1998   2.00%

Technology - Class B           December 1, 1998                                  2.25%

                               March 1, 1997                  December 1, 1998   2.50%

Technology - Class C           December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Technology - Institutional     December 1, 1998                                  1.25%
Class

                               September 1, 1996              December 1, 1998   1.50%

Utilities Growth - Class A     December 1, 1998                                  1.50%

                               September 1, 1996              December 1, 1998   1.75%

Utilities Growth - Class T     December 1, 1998                                  1.75%

                               September 1, 1996              December 1, 1998   2.00%

Utilities Growth - Class B     December 1, 1998                                  2.25%

                               March 1, 1997                  December 1, 1998   2.50%

Utilities Growth - Class C     December 1, 1998                                  2.25%

                               November 1, 1997               December 1, 1998   2.50%

Utilities Growth -             December 1, 1998                                  1.25%
Institutional Class

                               September 1, 1996              December 1, 1998   1.50%



                               Fiscal Years Ended July 31  Management Fee Before  Amount of  Management Fee
                                                           Reimbursement          Reimbursement

Consumer Industries - Class A  1999                        $                      $

                               1998                        $                      $

Consumer Industries - Class T  1999                        $                      $

                               1998                        $                      $

Consumer industries - Class B  1999                        $                      $

                               1998                        $                      $

Consumer Industries - Class C  1999                        $                      $

                               1998                        $                      $

Consumer Industries -          1999                        $                      $
Institutional Class

                               1998                        $                      $

Cyclical Industries - Class A  1999                        $                      $

                               1998                        $                      $

Cyclical Industries - Class T  1999                        $                      $

                               1998                        $                      $

Cyclical industries - Class B  1999                        $                      $

                               1998                        $                      $

Cyclical Industries - Class C  1999                        $                      $

                               1998                        $                      $

Cyclical Industries -          1999                        $                      $
Institutional Class

                               1998                        $                      $

Financial Services - Class A   1999                        $                      $

                               1998                        $                      $

Financial Services - Class T   1999                        $                      $

                               1998                        $                      $

Financial Services - Class B   1999                        $                      $

                               1998                        $                      $

Financial Services - Class C   1999                        $                      $

                               1998                        $                      $

Financial Services -           1999                        $                      $
Institutional Class

                               1998                        $                      $

Health Care - Class A          1999                        $                      $

                               1998                        $                      $

Health Care - Class T          1999                        $                      $

                               1998                        $                      $

Health Care - Class B          1999                        $                      $

                               1998                        $                      $

Health Care - Class C          1999                        $                      $

                               1998                        $                      $

Health Care - Institutional    1999                        $                      $
Class

                               1998                        $                      $

Natural Resources - Class A    1999                        $                      $

                               1998                        $                      $

Natural Resources - Class T    1999                        $                      $

                               1998                        $                      $

Natural Resources - Class B    1999                        $                      $

                               1998                        $                      $

Natural Resources - Class C    1999                        $                      $

                               1998                        $                      $

Natural Resources -            1999                        $                      $
Institutional Class

                               1998                        $                      $

Technology - Class A           1999                        $                      $

                               1998                        $                      $

Technology - Class T           1999                        $                      $

                               1998                        $                      $

Technology - Class B           1999                        $                      $

                               1998                        $                      $

Technology - Class C           1999                        $                      $

                               1998                        $                      $

Technology - Institutional     1999                        $                      $
Class

                               1998                        $                      $

Utilities Growth - Class A     1999                        $                      $

                               1998                        $                      $

Utilities Growth - Class T     1999                        $                      $

                               1998                        $                      $

Utilities Growth - Class B     1999                        $                      $

                               1998                        $                      $

Utilities Growth - Class C     1999                        $                      $

                               1998                        $                      $

Utilities Growth -             1999                        $                      $
Institutional Class

                               1998                        $                      $


SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of each fund, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.

[For investment advice and research services, no fees were paid to [Name(s) of Foreign Sub-adviser(s)] on behalf of [the fund[s]/[Name(s) of Fund(s)]] for the past three fiscal years.]

[For providing investment advice and research services, fees paid to [Name(s) of Foreign Sub-adviser(s)] [on behalf of [Name(s) of
Fund(s)]] for the past three fiscal years are shown in the table below.

FUND                 FEES PAID BY FMR TO FMR U.K.                FEES PAID BY FMR TO FMR FAR
                                                                 EAST

                     1999                          1998  1997    1999                         1998  1997

Consumer Industries  $                             $     $ *     $                            $     $ *

Cyclical Industries  $                             $     $ *     $                            $     $ *

Financial Services   $                             $     $ *     $                            $     $ *

Health Care          $                             $     $ *     $                            $     $ *

Natural Resources    $                             $     $ *     $                            $     $ *

Technology           $                             $     $ *     $                            $     $ *

Utilities Growth     $                             $     $ *     $                            $     $ *


* For the period September 3, 1996 (commencement of operations) through July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

[Currently, [Name of Foreign Sub-adviser] is primarily responsible for choosing investments for [Name(s) of Fund(s)].]

[For discretionary investment management and execution of portfolio transactions, no fees were paid to [Name(s) of Foreign Sub-adviser(s)] on behalf of [the fund[s]/[Name(s) of Fund(s)]] for the past three fiscal years.]

[For discretionary investment management and execution of portfolio transactions, fees paid to [Name(s) of Foreign Sub-adviser(s)] for the past three fiscal years are shown in the table below.

FUND                 FEES PAID BY FMR TO FMR U.K.                FEES PAID BY FMR TO FMR FAR
                                                                 EAST

                     1999                          1998  1997    1999                         1998  1997

Consumer Industries  $                             $     $ *     $                            $     $ *

Cyclical Industries  $                             $     $ *     $                            $     $ *

Financial Services   $                             $     $ *     $                            $     $ *

Health Care          $                             $     $ *     $                            $     $ *

Natural Resources    $                             $     $ *     $                            $     $ *

Technology           $                             $     $ *     $                            $     $ *

Utilities Growth     $                             $     $ *     $                            $     $ *


[No fees were paid to [Name(s) of Foreign Sub-adviser(s)] on behalf of [the fund[s]/[Name(s) of Fund(s)]] for the past three fiscal years.]

   DISTRIBUTION SERVICES

   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
   Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.


                                                  Sales Charge Revenue                          CDSC Revenue

                               Fiscal Year Ended  Amount Paid to FDC    Amount Retained by FDC  Amount Paid to FDC

Consumer Industries - Class A  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Consumer Industries - Class T  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Consumer Industries - Class B  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Consumer Industries - Class C  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Consumer Industries -          July 31, 1999      $                     $                       $
Institutional Class

                               1998               $                     $                       $

                               1997*              $                     $                       $

Cyclical Industries - Class A  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Cyclical Industries - Class T  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Cyclical Industries - Class B  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Cyclical Industries - Class C  July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Cyclical Industries -          July 31, 1999      $                     $                       $
Institutional Class

                               1998               $                     $                       $

                               1997*              $                     $                       $

Financial Services - Class A   July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Financial Services - Class T   July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Financial Services - Class B   July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Financial Services - Class C   July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Financial Services -           July 31, 1999      $                     $                       $
Institutional Class

                               1998               $                     $                       $

                               1997*              $                     $                       $

Health Care - Class A          July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Health Care - Class T          July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Health Care - Class B          July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Health Care - Class C          July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Health Care - Institutional    July 31, 1999      $                     $                       $
Class

                               1998               $                     $                       $

                               1997*              $                     $                       $

Natural Resources - Class A    July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Natural Resources - Class T    July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Natural Resources - Class B    July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Natural Resources - Class C    July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Natural Resources -            July 31, 1999      $                     $                       $
Institutional Class

                               1998               $                     $                       $

                               1997*              $                     $                       $

Technology - Class A           July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Technology - Class T           July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Technology - Class B           July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Technology - Class C           July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Technology - Institutional     July 31, 1999      $                     $                       $
Class

                               1998               $                     $                       $

                               1997*              $                     $                       $

Utilities Growth - Class A     July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Utilities Growth - Class T     July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Utilities Growth - Class B     July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Utilities Growth - Class C     July 31, 1999      $                     $                       $

                               1998               $                     $                       $

                               1997*              $                     $                       $

Utilities Growth -             July 31, 1999      $                     $                       $
Institutional Class

                               1998_              $                     $                       $

                               1997*_             $                     $                       $






                               Amount Retained by FDC

Consumer Industries - Class A  $

                               $

                               $

Consumer Industries - Class T  $

                               $

                               $

Consumer Industries - Class B  $

                               $

                               $

Consumer Industries - Class C  $

                               $

                               $

Consumer Industries -          $
Institutional Class

                               $

                               $

Cyclical Industries - Class A  $

                               $

                               $

Cyclical Industries - Class T  $

                               $

                               $

Cyclical Industries - Class B  $

                               $

                               $

Cyclical Industries - Class C  $

                               $

                               $

Cyclical Industries -          $
Institutional Class

                               $

                               $

Financial Services - Class A   $

                               $

                               $

Financial Services - Class T   $

                               $

                               $

Financial Services - Class B   $

                               $

                               $

Financial Services - Class C   $

                               $

                               $

Financial Services -           $
Institutional Class

                               $

                               $

Health Care - Class A          $

                               $

                               $

Health Care - Class T          $

                               $

                               $

Health Care - Class B          $

                               $

                               $

Health Care - Class C          $

                               $

                               $

Health Care - Institutional    $
Class

                               $

                               $

Natural Resources - Class A    $

                               $

                               $

Natural Resources - Class T    $

                               $

                               $

Natural Resources - Class B    $

                               $

                               $

Natural Resources - Class C    $

                               $

                               $

Natural Resources -            $
Institutional Class

                               $

                               $

Technology - Class A           $

                               $

                               $

Technology - Class T           $

                               $

                               $

Technology - Class B           $

                               $

                               $

Technology - Class C           $

                               $

                               $

Technology - Institutional     $
Class

                               $

                               $

Utilities Growth - Class A     $

                               $

                               $

Utilities Growth - Class T     $

                               $

                               $

Utilities Growth - Class B     $

                               $

                               $

Utilities Growth - Class C     $

                               $

                               $

Utilities Growth -             $
Institutional Class

                               $

                               $


   * For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class A Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.75% of Class A's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class A at an annual rate of 0.25% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

   Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class A for providing services intended to result in the sale of Class A shares and/or shareholder support services.

   Pursuant to the Class T Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.75% of Class T's average net assets (except for Natural Resources) determined at the close of business on each day throughout the month. Pursuant to Natural Resources' Class T Plan, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.65% of Class T's average net assets. Currently, the Trustees have approved a monthly 12b-1 fee for Class T at an annual rate of 0.50% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

   Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class T for providing services intended to result in the sale of Class T shares and/or shareholder support services.

   Pursuant to the Class B Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.75% of Class B's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 (distribution) fee for Class B at an annual rate of 0.75% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the class to do so.

   Pursuant to the Class B Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets determined at the close of business on each day throughout the month.

Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

   Pursuant to the Class C Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.75% of Class C's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 (distribution) fee for Class C at an annual rate of 0.75% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

   Pursuant to the Class C Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets determined at the close of business on each day throughout the month.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC
may reallow    up to the full amount of 12b-1 (distribution) fees paid
by Class C to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries for providing shareholder support services. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to
intermediaries, including its affiliates,     for providing
shareholder support services.

CLASS A DISTRIBUTION FEES

The table below shows the distribution fees paid for Class A shares of each fund for the fiscal year ended July 31, 1999.

                     1999

FUND                 PAID TO  INVESTMENT  RETAINED BY FDC  TOTAL
                     PROFESSIONALS

Consumer Industries  $                    $                $

Cyclical Industries  $                    $                $

Financial Services   $                    $                $

Health Care          $                    $                $

Natural Resources    $                    $                $

Technology           $                    $                $

Utilities Growth     $                    $                $

CLASS T DISTRIBUTION FEES

The table below shows the distribution fees paid for Class T shares of each fund for the fiscal year ended July 31, 1999.

                     1999

FUND                 PAID TO  INVESTMENT  RETAINED BY FDC  TOTAL
                     PROFESSIONALS

Consumer Industries  $                    $                $

Cyclical Industries  $                    $                $

Financial Services   $                    $                $

Health Care          $                    $                $

Natural Resources    $                    $                $

Technology           $                    $                $

Utilities Growth     $                    $                $

CLASS B DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and shareholder service fees paid for Class B shares of each fund for the fiscal year ended July 31, 1999.

                     1999

FUND                 DISTRIBUTION FEES  RETAINED BY FDC  SHAREHOLDER SERVICE FEES  RETAINED BY FDC

Consumer Industries  $                  $                $                         $

Cyclical Industries  $                  $                $                         $

Financial Services   $                  $                $                         $

Health Care          $                  $                $                         $

Natural Resources    $                  $                $                         $

Technology           $                  $                $                         $

Utilities Growth     $                  $                $                         $


CLASS C DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and shareholder service fees paid for Class C shares of each fund for the fiscal year ended July 31, 1999.

                     1999

FUND                 DISTRIBUTION FEES  RETAINED BY FDC  SHAREHOLDER SERVICE FEES  RETAINED BY FDC

Consumer Industries  $                  $                $                         $

Cyclical Industries  $                  $                $                         $

Financial Services   $                  $                $                         $

Health Care          $                  $                $                         $

Natural Resources    $                  $                $                         $

Technology           $                  $                $                         $

Utilities Growth     $                  $                $                         $


   * Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

*[This/These] amount[s] [is/are] retained by FDC for use in its capacity as distributor.]

Under each Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the
Plan. Each Institutional Class Plan specifically recognizes    that
FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that FMR, directly or
through FDC, may pay intermediaries, such as banks, broker-    dealers
and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under each Class A, Class T, Class B and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B and Class C Plan specifically recognizes that FMR may use its management fee
revenue, as well as its past profits or its other resources,    to pay
FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B and Class C shares and/or shareholder support services, including payments made
to intermediaries that provide those services. Currently,     the
Board of Trustees has authorized such payments for Class A, Class T, Class B and Class C shares.

Payments made by FMR either directly or through FDC to third parties for the fiscal year ended 1999 amounted to the following:

FUND                 CLASS A  CLASS T  CLASS B  CLASS C  INSTITUTIONAL

Consumer Industries  $        $        $        $        $

Cyclical Industries  $        $        $        $        $

Financial Services   $        $        $        $        $

Health Care          $        $        $        $        $

Natural Resources    $        $        $        $        $

Technology           $        $        $        $        $

Utilities Growth     $        $        $        $        $

[FMR made no payments [FOR DEFENSIVE PLANS ONLY: either directly or] through FDC to intermediaries for the fiscal year ended 1999.]

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

For providing transfer agency services, FIIOC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type.
For certain other institutional retirement accounts, these fees    are
based on account type and fund type. The account fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

   Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

   The annual rates for pricing and bookkeeping services for the funds are 0.0450% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                 1999  1998  1997*

Consumer Industries  $     $     $

Cyclical Industries  $     $     $

Financial Services   $     $     $

Health Care          $     $     $

Natural Resources    $     $     $

Technology           $     $     $

Utilities Growth     $     $     $

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

[For the fiscal years ended July 31, 1999, 1998, and 1997, [the fund[s]/[Name(s) of Taxable Bond or Equity Fund(s)]] paid no securities lending fees.

[For the fiscal years ended July 31, 1999, 1998, and 1997, [the fund/[Name of Taxable Bond or Equity Fund with Flat or Group Fee] paid securities lending fees of $__, $__, and $__, respectively.

   [Securities lending fees paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                 1999_  1998_  1997*_

Consumer Industries  $      $      $

Cyclical Industries  $      $      $

Financial Services   $      $      $

Health Care          $      $      $

Natural Resources    $      $      $

Technology           $      $      $

Utilities Growth     $      $      $

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds except Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Growth Fund are funds of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980. Currently, there are 7 funds in Fidelity Advisor Series VII: Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology
Fund and Fidelity Advisor Utilities    Growth Fund. The Trustees are
permitted to create additional funds in the trust and to create additional classes of the funds.

   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund
itself would be    unable to meet its obligations. FMR believes that,
in view of the above, the risk of personal liability to shareholders
is remote. Claims     asserted against one class of shares may subject
holders of another class of shares to certain liabilities.

       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

   The shares have no preemptive or, for Class A, Class T and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

   The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Natural Resources. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is custodian of the assets of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology and Utilities Growth. Each
custodian is responsible for the safe   keeping of a fund's assets and
the appointment of any subcustodian banks and clearing agencies. The
Bank of New York and, for     Natural Resources, The Chase Manhattan
Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Natural Resources' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

   AUDITOR.     [  ], 200 Berkeley Street, Boston, Massachusetts,
serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 1999, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

   Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments &
(Pyramid) Design, Fidelity Invesmtents, and Magellan are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Fidelity Advisor Series VII

PART C.  OTHER INFORMATION

Item 23. Exhibits

 (a) (1) Amended and Restated Declaration of Trust dated October 12, 1987 was filed and is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 31.

(2) Amendment to the Fund's Declaration of Trust, dated December 20, 1991, was filed and is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 31.

(3) Amendment to the Fund's Declaration of Trust, dated April 15,
1993, was filed and is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 31.

(4) Amendment to the Declaration of Trust, dated September 30, 1997 was filed and is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 38.

 (b) Bylaws of the Trust are incorporated herein by reference to
Exhibit 2(a) of Post-Effective Amendment 37.

 (c) Not applicable

 (d) (1) Management Contract between Fidelity Advisor Natural
Resources Fund and Fidelity Management & Research Co., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 38.

(2) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (U.K.) Inc., dated October 31, 1997, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 38.

(3) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and
Fidelity Management & Research (Far East) Inc., dated October 31,
1997, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 38.

(4) Management Contract between Fidelity Advisor Consumer Industries Fund and Fidelity Management & Research Co., dated July, 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 33.

(5) Management Contract between Fidelity Advisor Cyclical Industries Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 33.

(6) Management Contract between Fidelity Advisor Financial Services Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 33.

(7) Management Contract between Fidelity Advisor Health Care Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 33.

(8) Management Contract between Fidelity Advisor Technology Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 33.

(9) Management Contract between Fidelity Advisor Utilities Growth Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 33.

(10) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 33.

(11) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 33.

(12) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 33.

(13) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity
Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 33.

(14) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity
Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 33.

(15) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 33.

(16) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 33.

(17) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 33.

(18) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 33.

(19) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 33.

(20) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 33.

(21) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 33.

 (e) (1) General Distribution Agreement between Fidelity Advisor
Natural Resources Fund and Fidelity Distributors Corporation, dated October 31, 1997, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 39.

(2) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 33.

(3) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 33.

(4) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 33.

(5) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 33.

(6) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 33.

(7) General Distribution Agreement between Fidelity Advisor Utilities Growth Fund and Fidelity Distributors Corporation, dated July 18,
1996, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 33.

(8) Bank Agency Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 40.

(9) Selling Dealer Agreement (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 40.

(10) Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is incorporated herein by reference to
Exhibit 6(j) of Post-Effective Amendment No. 40.

 (f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.

       (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

 (g) (1) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund are incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's (File No. 2-90649). Post-Effective Amendment No. 59.

(2) Appendix A, dated May 19, 1999, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund is incorporated herein by reference to Exhibit g(2) of Fidelity Charles Street Trust's (File No. 2-73133) Post-Effective Amendment No. 65.

(3) Appendix B, dated March 18, 1999, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund is incorporated herein by reference to Exhibit g(3) of Fidelity Charles Street Trust's (File No. 2-73133) Post-Effective Amendment No. 65.

(4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund is incorporated herein by reference to Exhibit g(4) of Fidelity Charles Street Trust's (File No. 2-73133) Post-Effective Amendment No. 65.

(5) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund are incorporated herein by reference to Exhibit 8(a) of Fidelity
Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No.
56.

(6) Appendix A, dated January 14, 1999, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit g(2) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

(7) Appendix B, dated March 18, 1999, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit g(3) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

(8) Addendum, dated October 21, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit g(4) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

(9) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios Trust's (File No. 2-74708) Post-Effective Amendment No. 31.

(10) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity
Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated February 12, 1996, is incorporated herein by reference to
Exhibit 8(e) of Fidelity Institutional Cash Portfolios Trust's
Post-Effective Amendment No. 31.

(11) Fidelity Group Repo Custodian Agreement between Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.

(12) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.

(13) Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.

(14) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.

 (h) Not applicable.

 (i) Not applicable.

 (j) Not applicable.

 (k) Not applicable.

 (l) Not applicable.

 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
Fidelity Advisor Consumer Industries Fund: Class A is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 33.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class A is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 33.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class A is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 33.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class A is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 33.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 33.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class A is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 33.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class T is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 33.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class T is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 33.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class T is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 33.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class T is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 33.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class T is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 33.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class T is incorporated herein by reference to Exhibit 15(p) of Post Effective Amendment No. 33.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Institutional Class is incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 33.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Institutional Class is incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 33.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Institutional Class is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 33.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Institutional Class is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 33.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Institutional Class is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 33.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Institutional Class is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 33.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class B is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 38.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class B is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 38.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class B is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 38.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class B is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 38.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class B is incorporated herein by reference to Exhibit 15(w) of Post-Effective Amendment No. 38.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class B is incorporated herein by reference to Exhibit 15(x) of Post-Effective Amendment No. 38.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class C is incorporated herein by reference to Exhibit 15(y) of Post-Effective Amendment No. 38.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class C is filed herein by reference to Exhibit 15(z) of Post-Effective Amendment No. 38.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class C is incorporated herein by reference to Exhibit 15(aa) of Post-Effective Amendment No. 38.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class C is incorporated herein by reference to Exhibit 15(bb) of Post-Effective Amendment No. 38.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class C is incorporated herein by reference to Exhibit 15(cc) of Post-Effective Amendment No. 38.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class C is incorporated herein by reference to Exhibit 15(dd) of Post-Effective Amendment No. 38.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class C is incorporated herein by reference to Exhibit 15(ee) of Post-Effective Amendment No. 38.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class A is incorporated herein by reference to Exhibit 15(ff) of Post-Effective Amendment No. 38.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class T is incorporated herein by reference to Exhibit 15(gg) of Post-Effective Amendment No. 38.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class B is incorporated herein by reference to Exhibit 15(hh) of Post-Effective Amendment No. 38.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Institutional Class is incorporated herein by reference to Exhibit 15(ii) of Post-Effective Amendment No. 38.

 (n) Not applicable.

 (o) Rule 18f-3 Plan, dated March 19, 1998, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 39.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

    82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp.;
                           Treasurer of Strategic
                           Advisers, Inc.



William Danoff             Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of
                           funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of
                           funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Associate General
                           Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR
                           and Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel, and Clerk of FMR
                           and Secretary of funds
                           advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

       25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, and
                        FMR Far East; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Laura B. Cronin         Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Stephen G. Manning      Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East, and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East, and FIMM.



Sarah H. Zenoble        Senior Vice President and
                        Director of Operations and
                        Compliance.

(3)  FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Laura B. Cronin         Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K., and FIMM.



Stephen G. Manning      Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        FIJ.






Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

 *  82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 12th day of July 1999.

      Fidelity Advisor Series VII

      By /s/Edward C. Johnson 3d (dagger)
            Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)                 (Title)                        (Date)

/s/Edward C. Johnson 3d(dagger)  President and Trustee          July 12, 1999
   Edward C. Johnson 3d          (Principal Executive Officer)

/s/Richard A. Silver             Treasurer                      July 12, 1999
   Richard A. Silver

/s/Robert C. Pozen               Trustee                        July 12, 1999
   Robert C. Pozen

/s/Ralph F. Cox*                 Trustee                        July 12, 1999
   Ralph F. Cox

/s/Phyllis Burke Davis*          Trustee                        July 12, 1999
   Phyllis Burke Davis

/s/Robert M. Gates**             Trustee                        July 12, 1999
   Robert M. Gates

/s/E. Bradley Jones*             Trustee                        July 12, 1999
   E. Bradley Jones

/s/Donald J. Kirk*               Trustee                        July 12, 1999
   Donald J. Kirk

/s/Peter S. Lynch*               Trustee                        July 12, 1999
   Peter S. Lynch

/s/Marvin L. Mann*               Trustee                        July 12, 1999
   Marvin L. Mann

/s/William O. McCoy*             Trustee                        July 12, 1999
   William O. McCoy

/s/Gerald C. McDonough*          Trustee                        July 12, 1999
   Gerald C. McDonough

/s/Thomas R. Williams*           Trustee                        July 12, 1999
   Thomas R. Williams

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:
Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust

Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d    July 17, 1997
   Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d   /s/Peter S. Lynch
   Edward C. Johnson 3d      Peter S. Lynch

/s/J. Gary Burkhead       /s/William O. McCoy
   J. Gary Burkhead          William O. McCoy

/s/Ralph F. Cox          /s/Gerald C. McDonough
   Ralph F. Cox             Gerald C. McDonough

/s/Phyllis Burke Davis   /s/Marvin L. Mann
   Phyllis Burke Davis      Marvin L. Mann

/s/E. Bradley Jones      /s/Thomas R. Williams
   E. Bradley Jones         Thomas R. Williams

/s/Donald J. Kirk
   Donald J. Kirk


POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:
Fidelity Aberdeen Street Trust  Fidelity Government

Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997
   Robert M. Gates